Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Asset and Liabilities Measured at Fair Value on Recurring Basis
See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$4,783,579	$—	$4,783,579
Mortgage loans held for sale	—	107,734	—	107,734
Mortgage loans held for investment, at fair value option	—	—	3,143	3,143
Derivative instruments	—	27,048	—	27,048
Total	$—	$4,918,361	$3,143	$4,921,504
Liabilities
Derivative instruments	$—	$22,124	$—	$22,124
Total	$—	$22,124	$—	$22,124

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$4,590,062	$—	$4,590,062
Mortgage loans held for sale	—	134,916	—	134,916
Mortgage loans held for investment, at fair value option	—	—	14,953	14,953
Derivative instruments	—	31,265	—	31,265
Total	$—	$4,756,243	$14,953	$4,771,196
Liabilities
Derivative instruments	$—	$25,154	$—	$25,154
Total	$—	$25,154	$—	$25,154

Financial Asset and Liabilities Measured at Fair Value on Nonrecurring Basis
The following table presents information about the Company's assets that are measured at fair value and still held as of December 31, 2018 and 2017 for which a non-recurring fair value adjustment was recorded during the years then ended. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Impaired loans	$—	$—	$65,914	$65,914
OREO, net	—	—	6,433	6,433
Total	$—	$—	$72,347	$72,347

	December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Impaired loans	$—	$—	$71,210	$71,210
OREO, net	—	—	7,748	7,748
Total	$—	$—	$78,958	$78,958

Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale
The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale and mortgage loans held for investment measured at fair value:

	December 31, 2018			December 31, 2017
(Dollars in thousands)	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$107,734	$104,345	$3,389	$134,916	$131,276	$3,640
Mortgage loans held for investment, at fair value	3,143	3,595	(452)	14,953	16,306	(1,353)

Fair Value Option, Disclosures
The following table details net gains (losses) resulting from the change in fair value of loans that were recorded in mortgage income in the consolidated statements of comprehensive income for the years ended December 31, 2018, 2017 and 2016. The changes in fair value are mostly offset by economic hedging activities, with an insignificant portion of these changes attributable to changes in instrument-specific credit risk.

	Net Gains (Losses) Resulting From Changes in Fair Value
	For the Years Ended December 31,
(Dollars in thousands)	2018	2017	2016
Fair value option
Mortgage loans held for sale, at fair value	$(251)	$944	$(2,512)
Mortgage loans held for investment, at fair value	(1,542)	(204)	(1,149)